Schedule of Investments (unaudited) January 31, 2022	BlackRock GA Dynamic Equity Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 0.5%
BHP Group Ltd.	1,940	$61,236
Glencore PLC	24,720	128,781
South32 Ltd.	11,328	31,167

		221,184

Brazil(a) — 0.1%
Locaweb Servicos de Internet SA(b)	2,512	4,589
NU Holdings Ltd.	4,222	31,327

		35,916

Canada — 1.7%
Cenovus Energy Inc.	15,088	219,479
Enbridge, Inc.	12,252	517,974

		737,453

Cayman Islands(a) — 0.2%
Diversey Holdings Ltd.	7,901	86,911
Hedosophia European Growth	975	9,428
Highland Transcend Partners I Corp.	372	3,839

		100,178

China — 3.0%
AAC Technologies Holdings, Inc.	2,000	6,073
Aier Eye Hospital Group Co. Ltd., Class A	2,401	12,293
Alibaba Group Holding Ltd.(a)	3,600	56,425
Alibaba Group Holding Ltd., ADR(a)	604	75,977
Amoy Diagnostics Co. Ltd., Class A	1,450	13,162
Anta Sports Products Ltd.	2,200	33,034
Asymchem Laboratories Tianjin Co. Ltd., Class A	300	15,325
BYD Co. Ltd., Class A	2,100	78,304
China Merchants Bank Co. Ltd., Class H	2,000	16,716
China Tourism Group Duty Free Corp. Ltd., Class A	492	16,123
Contemporary Amperex Technology Co. Ltd., Class A	2,033	196,168
Enn Energy Holdings Ltd.	400	6,368
Foshan Haitian Flavouring & Food Co. Ltd., Class A	1,488	22,772
Ganfeng Lithium Co. Ltd., Class H(b)	1,400	22,246
Glodon Co. Ltd., Class A	200	1,946
Guangzhou Baiyun International Airport Co. Ltd., Class A	2,300	4,966
Haidilao International Holding Ltd.(b)	4,000	8,670
Hangzhou Robam Appliances Co. Ltd., Class A	4,071	22,237
Hangzhou Tigermed Consulting Co. Ltd., Class H(b)	500	5,238
Huazhu Group Ltd., ADR(a)	647	25,569
Hundsun Technologies, Inc., Class A	2,213	20,478
Hygeia Healthcare Holdings Co. Ltd.(b)	2,400	10,881
Industrial & Commercial Bank of China Ltd., Class H	10,000	6,058
JD Health International, Inc.(a)(b)	8,650	69,868
JD.com, Inc., Class A(a)	211	7,997
Jiangsu Hengrui Medicine Co. Ltd., Class A	2,025	13,061
Jinxin Fertility Group Ltd.(a)(b)	12,000	12,020
Kingdee International Software Group Co. Ltd.(a)	7,000	16,039
Kingsoft Corp. Ltd.	3,000	13,482
Li Auto, Inc., ADR(a)	2,886	75,296
Microport Cardioflow Medtech Corp.(a)(b)	33,000	13,832
NetEase, Inc.	515	10,753
NetEase, Inc., ADR	16	1,654
Shanghai Jinjiang International Hotels Co. Ltd.	1,559	13,859
Tencent Holdings Ltd.	4,100	256,915
Venustech Group, Inc., Class A	2,500	9,654
Want Want China Holdings Ltd.	10,000	9,811
Wuhan Raycus Fiber Laser Technologies Co. Ltd., Class A	1,564	12,393

Security	Shares	Value

China (continued)
WuXi AppTec Co. Ltd., Class A	696	$11,565
Wuxi Biologics Cayman, Inc.(a)(b)	2,933	29,397
Yifeng Pharmacy Chain Co. Ltd., Class A	1,434	11,224
Yonyou Network Technology Co. Ltd., Class A	4,108	22,803
Yum China Holdings, Inc.	288	13,873

		1,302,525

Denmark — 0.1%
DSV A/S	137	27,836

Finland — 0.2%
Neste OYJ	2,218	100,031

France — 3.6%
Alstom SA	4,413	143,068
Arkema SA	1,289	190,602
BNP Paribas SA	2,944	210,170
Cie de Saint-Gobain	3,614	244,550
Danone SA	2,864	178,574
EssilorLuxottica SA	410	77,566
Kering SA	24	17,922
LVMH Moet Hennessy Louis Vuitton SE	377	309,659
Safran SA	1,754	212,356

		1,584,467

Germany — 4.4%
Auto1 Group SE(a)(b)	2,950	51,465
Daimler AG, Registered Shares	6,213	495,758
Deutsche Telekom AG, Registered Shares	18,682	352,697
Infineon Technologies AG	2,052	85,215
Puma SE	1,161	124,172
Siemens AG, Registered Shares	3,554	564,272
Vantage Towers AG	7,003	228,391

		1,901,970

Hong Kong — 0.7%
AIA Group Ltd.(b)	29,000	302,754
Hang Lung Properties Ltd.	4,000	8,547

		311,301

Indonesia — 0.1%
Bank Central Asia Tbk PT	39,800	21,169

Ireland — 0.4%
Aptiv PLC(a)	1,156	157,886

Israel(a) — 0.8%
Nice Ltd., ADR	1,032	264,254
Playtika Holding Corp.	5,546	94,448
SimilarWeb Ltd.	355	5,109

		363,811

Italy — 1.1%
Enel SpA	23,394	180,054
Intesa Sanpaolo SpA	100,389	298,340

		478,394

Japan — 1.7%
Daifuku Co. Ltd.	300	20,827
FANUC Corp.	1,400	276,847
Hoya Corp.	1,578	204,617
Kose Corp.	600	54,858
Oriental Land Co. Ltd.	200	34,817

1

Schedule of Investments (unaudited) (continued) January 31, 2022	BlackRock GA Dynamic Equity Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Recruit Holdings Co. Ltd.	1,186	$58,622
Sony Group Corp.	700	78,308

		728,896

Netherlands — 3.2%
Adyen NV(a)(b)	88	179,071
Akzo Nobel NV	1,447	149,775
ASML Holding NV	505	342,034
ING Groep NV	32,529	481,075
NXP Semiconductors NV	1,154	237,078

		1,389,033

Norway — 0.1%
LINK Mobility Group Holding ASA(a)	1,072	1,646
Norsk Hydro ASA	4,197	32,255

		33,901

Portugal — 0.0%
Jeronimo Martins SGPS SA	668	16,053

Singapore — 0.1%
DBS Group Holdings Ltd.	1,000	26,267
United Overseas Bank Ltd.	1,000	22,349

		48,616

South Korea — 1.2%
Amorepacific Corp.	822	107,206
Kakao Corp.(a)	305	22,031
Krafton, Inc.(a)	18	4,171
LG Chem Ltd.	135	72,368
LG Energy Solution	571	213,148
POSCO	54	12,079
Samsung SDI Co. Ltd.	168	83,376
SK Innovation Co. Ltd.(a)	13	2,386

		516,765

Spain — 0.5%
Cellnex Telecom SA(b)	4,926	223,372

Sweden — 1.4%
Atlas Copco AB, A Shares	472	27,936
Hexagon AB, B Shares	2,046	27,596
Sandvik AB	7,859	206,963
Volvo AB, B Shares	14,606	329,605

		592,100

Switzerland — 0.1%
On Holding AG, Class A(a)	469	12,367
Sika AG, Registered Shares	88	30,789

		43,156

Taiwan — 1.3%
Cathay Financial Holding Co. Ltd.	6,000	13,917
Formosa Plastics Corp.	3,000	11,503
Fubon Financial Holding Co. Ltd.	7,138	19,697
Hon Hai Precision Industry Co. Ltd.	3,000	11,217
Nan Ya Plastics Corp.	4,000	12,631
Taiwan Semiconductor Manufacturing Co. Ltd.	21,000	485,562
Uni-President Enterprises Corp.	3,000	7,353

		561,880

Thailand — 0.0%
Intouch Holdings PCL, Class F	5,600	12,909

Security	Shares	Value

United Arab Emirates — 0.0%
NMC Health PLC(a)(c)	504	$—

United Kingdom — 3.1%
Alphawave IP Group PLC(a)	5,710	12,402
Anglo American PLC	1,569	69,170
AstraZeneca PLC	2,342	272,440
Compass Group PLC	7,971	181,162
Genius Sports Ltd.(a)	2,407	15,598
Lloyds Banking Group PLC	633,795	439,835
Rio Tinto PLC	698	49,199
THG PLC(a)	15,617	27,838
Unilever PLC	5,809	297,896

		1,365,540

United States — 56.7%
Abbott Laboratories.	4,044	515,448
AbbVie, Inc.	4,076	557,964
Air Products & Chemicals, Inc.	1,143	322,463
Albemarle Corp.	821	181,228
Alcoa Corp.	786	44,574
Alnylam Pharmaceuticals, Inc.(a)	216	29,722
Alphabet, Inc., Class C(a)	364	987,885
Altair Engineering, Inc., Class A(a)	288	18,121
AltC Acquisition Corp., Class A(a)	1,121	10,840
Altice USA, Inc., Class A(a)	218	3,144
Amazon.com, Inc.(a)	300	897,441
American Tower Corp.	1,852	465,778
Anthem, Inc.	269	118,626
Apple, Inc.	7,962	1,391,598
Applied Materials, Inc.	1,558	215,285
Atlassian Corp. PLC, Class A(a)	214	69,409
Autodesk, Inc.(a)	992	247,792
AvidXchange Holdings, Inc.(a)	49	508
Bank of America Corp.	13,759	634,840
Boston Scientific Corp.(a)	10,801	463,363
Bristol-Myers Squibb Co	5,024	326,007
California Resources Corp.	1,259	53,659
Capital One Financial Corp.	1,490	218,628
CF Industries Holdings, Inc.	1,789	123,208
Charles Schwab Corp.	5,688	498,838
Charter Communications, Inc., Class A(a)	319	189,276
Comcast Corp., Class A	8,079	403,869
ConocoPhillips	6,958	616,618
Costco Wholesale Corp.	772	389,960
Crowdstrike Holdings, Inc., Class A(a)	613	110,732
D.R. Horton, Inc.	3,340	297,995
Datadog, Inc., Class A(a)	144	21,040
Devon Energy Corp.	721	36,461
DexCom, Inc.(a)	201	86,527
Dynatrace, Inc.(a)	299	16,403
Edwards Lifesciences Corp.(a)	1,297	141,632
Element Solutions, Inc.	485	10,883
EPAM Systems, Inc.(a)	37	17,617
EQT Corp.(a)	12,579	267,304
Estee Lauder Cos., Inc., Class A	84	26,190
Fortinet, Inc.(a)	305	90,658
Fortive Corp.	5,719	403,418
Freeport-McMoRan, Inc.	7,419	276,135
General Motors Co.(a)	5,275	278,151
Globalfoundries, Inc.(a)	2,713	133,859

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) January 31, 2022	BlackRock GA Dynamic Equity Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Gores Holdings VIII, Inc., Class A(a)	669	$6,683
Green Plains, Inc.(a)	130	3,970
HCA Healthcare, Inc.	29	6,962
Hilton Worldwide Holdings, Inc.(a)	1,175	170,504
Home Depot, Inc.	1,030	377,989
Humana, Inc.	519	203,708
International Flavors & Fragrances, Inc.	1,353	178,488
Intuitive Surgical, Inc.(a)	652	185,285
Johnson & Johnson	3,040	523,762
JPMorgan Chase & Co.	72	10,699
Khosla Ventures Acquisition Co.(a)	532	5,176
Liberty Media Acquisition Corp.(a)	1,053	10,835
Liberty Media Corp. - Liberty SiriusXM, Class A(a)	2,614	120,898
Liberty Media Corp. - Liberty SiriusXM, Class C(a)	3,617	168,299
Live Nation Entertainment, Inc.(a)	454	49,718
Lowe’s Cos., Inc.	238	56,489
Marsh & McLennan Cos., Inc.	2,138	328,482
Masco Corp.	3,835	242,871
Mastercard, Inc., Class A	1,254	484,521
McDonald’s Corp.	1,360	352,852
Meta Platforms, Inc., Class A(a)	655	205,185
Micron Technology, Inc.	2,263	186,177
Microsoft Corp.	4,620	1,436,728
MongoDB, Inc.(a)	147	59,551
Morgan Stanley	3,745	384,012
NextEra Energy, Inc.	4,652	363,414
NVIDIA Corp.	1,070	262,000
Okta, Inc.(a)	229	45,317
O’Reilly Automotive, Inc.(a)	55	35,846
Palo Alto Networks, Inc.(a)	189	97,789
Park Hotels & Resorts, Inc.(a)	358	6,516
Parker-Hannifin Corp.	680	210,807
PayPal Holdings, Inc.(a)	849	145,977
Peloton Interactive, Inc., Class A(a)	1,784	48,757
Pioneer Natural Resources Co.	642	140,527
PPG Industries, Inc.	1,591	248,514
Regeneron Pharmaceuticals, Inc.(a)	96	58,425
ResMed, Inc.	298	68,123
Rivian Automotive, Inc., Class A(a)	1,303	85,659
salesforce.com, Inc.(a)	1,464	340,570
Sarcos Technology and Robotics Corp.(a)	118	684
Seagen, Inc.(a)	714	96,040
Sempra Energy	3,078	425,257
ServiceNow, Inc.(a)	473	277,074
SmartRent, Inc.(a)	2,155	16,550
Splunk, Inc.(a)	132	16,357
Stryker Corp.	308	76,399
TE Connectivity Ltd.	1,697	242,688
Thermo Fisher Scientific, Inc.	619	359,825
TJX Cos., Inc.	4,031	290,111
Toast, Inc., Class A(a)	193	4,416
TransDigm Group, Inc.(a)	41	25,264
Twilio, Inc., Class A(a)	219	45,140
Ulta Beauty, Inc.(a)	67	24,371
United Parcel Service, Inc., Class B	2,421	489,550
UnitedHealth Group, Inc.	1,647	778,323
Vail Resorts, Inc.	18	4,988
Valero Energy Corp.	1,961	162,704
Vertiv Holdings Co.	6,169	128,685
Vulcan Materials Co.	1,951	371,295

Security	Shares	Value

United States (continued)
Walmart, Inc.	1,199	$167,632
Walt Disney Co.(a)	2,575	368,148
Williams-Sonoma, Inc.	317	50,891
Zoetis, Inc.	96	19,180
Zscaler, Inc.(a)	407	104,644

		24,675,398

Total Common Stocks — 86.3% (Cost: $36,330,316)		37,551,740

	Par (000)

Corporate Bonds

United States — 0.0%
Stem, Inc., 0.50%, 12/01/28(a)(b)	$1	756

Total Corporate Bonds — 0.0% (Cost: $1,000)		756

	Shares

Investment Companies

United States — 0.1%
iShares China Large-Cap ETF(d)	207	7,853
KraneShares Bosera MSCI China A ETF, Class A	461	18,615
KraneShares CSI China Internet ETF	343	12,832
United States Oil Fund LP(a)	350	21,868

Total Investment Companies — 0.1% (Cost: $61,146)		61,168

Preferred Securities

Preferred Stocks — 0.3%

Brazil — 0.0%
Banco Bradesco SA, Preference Shares	2,387	10,249

United States(a) — 0.3%
Aptiv PLC, Series A, 5.50%, 06/15/23.	245	38,166
Becton Dickinson and Co., Series B, 6.00%, 06/01/23	975	51,344
Boston Scientific Corp., Series A, 5.50%, 06/01/23	159	18,530

		108,040

Total Preferred Securities — 0.3% (Cost: $117,339)		118,289

Warrants

Cayman Islands — 0.0%
TPG Pace Beneficial Finance Corp., Class A, (Expires: 10/09/27)(a)	30	20

United Kingdom — 0.0%
Genius Sports Ltd., (Expires: 12/31/28)(a)	208	366

United States(a) — 0.0%
Altus Power, Inc., (Expires: 12/31/27)	66	96
Cano Health, Inc., (Expires: 06/03/26)	121	132
EVgo, Inc., (Expires: 09/15/25)	60	112
Gores Holdings VIII, Inc. Class A, (Expires: 12/31/27)	104	133
Hippo Holdings, Inc., (Expires: 07/30/27)	57	19
Innovid Corp., (Expires: 11/30/26)	22	17

3

Schedule of Investments (unaudited) (continued) January 31, 2022	BlackRock GA Dynamic Equity Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Offerpad Solutions, Inc., (Expires: 09/01/26)	107	$53
Sarcos Technology and Robotics Corp., Class A, (Expires: 06/15/27)	354	283
Volta, Inc., (Expires: 08/26/26)	70	78

		923

Total Warrants — 0.0% (Cost: $2,692)		1,309

Total Long-Term Investments — 86.7% (Cost: $36,512,493)		37,733,262

Short-Term Securities

Money Market Funds — 8.7%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.01%(d)(e)	3,766,123	3,766,123

Total Short-Term Securities — 8.7% (Cost: $3,766,123)		3,766,123

Options Purchased — 0.3% (Cost: $99,760)		115,291

Total Investments Before Options Written — 95.7% (Cost: $40,378,376)		41,614,676

Options Written — (0.2)% (Premiums Received: $(92,252))		(83,022)

Total Investments, Net of Options Written — 95.5% (Cost: $40,286,124)		41,531,654

Other Assets Less Liabilities — 4.5%		1,971,151

Net Assets — 100.0%		$43,502,805

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/22	Shares Held at 01/31/22	Income	Capital Gain Distributions from Underlying Funds

BlackRock Liquidity Funds, T-Fund, Institutional Class	$471,545	$3,294,578	(a)	$—	$—	$—	$3,766,123	3,766,123	$56	$—
iShares China Large-Cap ETF	7,035	2,181		—	—	(1,362)	7,854	207	113	—

					$—	$(1,362)	$3,773,977		$169	$—

(a)	Represents net amount purchased (sold).

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) January 31, 2022	BlackRock GA Dynamic Equity Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
FTSE 100 Index.	1	03/18/22	$100	$3,507
S&P 500 E-Mini Index	15	03/18/22	3,378	(134,177)

				(130,670)

Short Contracts
KOSPI 200 Index	3	03/10/22	226	19,019
S&P/TSE 60 Index	3	03/17/22	603	(8,447)

				10,572

				$(120,098)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

CAD	148,000	USD	115,171	JPMorgan Chase Bank N.A.	03/17/22	$1,252
GBP	95,000	USD	125,686	Deutsche Bank AG	03/17/22	2,046
INR	4,815,000	USD	63,010	Goldman Sachs International	03/17/22	1,196
USD	781,800	EUR	692,343	Morgan Stanley & Co. International PLC	03/17/22	3,246
USD	83,742	TWD	2,306,000	HSBC Bank USA N.A.	03/17/22	579

						8,319

AUD	155,000	USD	110,154	Morgan Stanley & Co. International PLC	03/17/22	(540)
CHF	477,457	USD	518,503	Morgan Stanley & Co. International PLC	03/17/22	(2,637)
JPY	107,596,209	USD	947,664	JPMorgan Chase Bank N.A.	03/17/22	(12,307)
USD	81,407	HKD	635,000	UBS AG	03/17/22	(34)

						(15,518)

						$(7,199)

Exchange-Traded Options Purchased

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value

Call
Micron Technology, Inc.	2	02/18/22	USD	90.00	USD	16	$150
Microsoft Corp.	2	02/18/22	USD	340.00	USD	62	86
Microsoft Corp.	1	02/18/22	USD	350.00	USD	31	15
Crowdstrike Holdings, Inc., Class A	2	03/18/22	USD	200.00	USD	36	1,575
DexCom, Inc.	1	03/18/22	USD	440.00	USD	43	2,600
Diamondback Energy, Inc.	2	03/18/22	USD	135.00	USD	25	1,290
McDonald’s Corp.	1	03/18/22	USD	270.00	USD	26	214
Pioneer Natural Resources Co.	2	03/18/22	USD	210.00	USD	44	3,310
Apple, Inc.	2	04/14/22	USD	165.00	USD	35	2,960
Autodesk, Inc.	1	04/14/22	USD	250.00	USD	25	1,822
BP PLC	41	04/14/22	USD	32.00	USD	127	5,432
Coinbase Global, Inc., Class A	2	04/14/22	USD	200.00	USD	38	3,980
Comcast Corp., Class A	14	04/14/22	USD	52.50	USD	70	1,722
Devon Energy Corp.	3	04/14/22	USD	50.00	USD	15	1,538
Devon Energy Corp.	2	04/14/22	USD	55.00	USD	10	625
Facebook, Inc., Class A	1	04/14/22	USD	320.00	USD	31	1,675
Home Depot, Inc.	1	04/14/22	USD	365.00	USD	37	1,805
JPMorgan Chase & Co.	2	04/14/22	USD	155.00	USD	30	780
Mastercard, Inc., Class A	1	04/14/22	USD	370.00	USD	39	3,057
Microsoft Corp.	1	04/14/22	USD	310.00	USD	31	1,635
NVIDIA Corp.	2	04/14/22	USD	240.00	USD	49	4,950
Ovintiv Inc.	1	04/14/22	USD	45.00	USD	4	178

5

Schedule of Investments (unaudited) (continued) January 31, 2022	BlackRock GA Dynamic Equity Fund

Exchange-Traded Options Purchased (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value

Call (continued)
Pfizer, Inc.	7	04/14/22	USD	55.00	USD	37	$1,533
salesforce.com, Inc.	4	04/14/22	USD	230.00	USD	93	6,700
Starbucks Corp.	4	04/14/22	USD	100.00	USD	39	1,590
Twilio, Inc., Class A	1	04/14/22	USD	310.00	USD	21	176
Visa, Inc., Class A	2	04/14/22	USD	215.00	USD	45	3,510
Walt Disney Co.	3	04/14/22	USD	140.00	USD	43	2,925
Wells Fargo & Co.	7	04/14/22	USD	55.00	USD	38	1,694
ServiceNow, Inc.	2	05/20/22	USD	520.00	USD	117	19,490
General Motors Co.	9	06/17/22	USD	65.00	USD	47	1,494

							80,511

Put
Apple, Inc.	4	03/18/22	USD	160.00	USD	70	1,034
Facebook, Inc., Class A	2	03/18/22	USD	300.00	USD	63	2,285
Microsoft Corp.	2	03/18/22	USD	295.00	USD	62	1,375
NVIDIA Corp.	2	03/18/22	USD	245.00	USD	49	3,665
salesforce.com, Inc.	3	03/18/22	USD	220.00	USD	70	2,355
ServiceNow, Inc.	1	03/18/22	USD	500.00	USD	59	1,010

							11,724

							$92,235

OTC Options Purchased

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value

Call
LVMH Moet Hennessy Louis Vuitton	Barclays Bank PLC	20	03/18/22	EUR	730.00	EUR	14	$597
Devon Energy Corp.	Credit Suisse International	629	04/14/22	USD	50.00	USD	32	3,224
Pioneer Natural Resources Co.	Morgan Stanley & Co. International PLC	439	04/14/22	USD	210.00	USD	96	8,248
Shell PLC, ADR	Citibank N.A.	2,505	04/14/22	USD	50.00	USD	128	7,385
Shell PLC, ADR	Nomura International PLC	2,016	04/14/22	USD	52.50	USD	103	2,964
Amazon.com, Inc.	Citibank N.A.	5	06/17/22	USD	4,150.00	USD	15	54
Essilorluxottica SA.	Goldman Sachs International	147	06/17/22	EUR	200.00	EUR	25	228
Essilorluxottica SA.	JPMorgan Chase Bank N.A.	114	09/16/22	EUR	200.00	EUR	19	356

								$23,056

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value

Call
Capital One Financial Corp.	5	02/18/22	USD	155.00	USD	73	$(537)
D.R. Horton, Inc.	6	02/18/22	USD	115.00	USD	54	(225)
Home Depot, Inc.	2	02/18/22	USD	440.00	USD	73	(20)
Marsh & McLennan Cos., Inc.	4	02/18/22	USD	180.00	USD	61	(300)
McDonald’s Corp.	2	02/18/22	USD	280.00	USD	52	(36)
Micron Technology, Inc.	2	02/18/22	USD	105.00	USD	16	(12)
Micron Technology, Inc.	2	02/18/22	USD	100.00	USD	16	(23)
Microsoft Corp.	3	02/18/22	USD	365.00	USD	93	(12)
Microsoft Corp.	2	02/18/22	USD	380.00	USD	62	(14)
NVIDIA Corp.	1	02/18/22	USD	350.00	USD	24	(18)
Abbott Laboratories	3	02/25/22	USD	146.00	USD	38	(156)
Apple, Inc.	4	03/18/22	USD	190.00	USD	70	(594)
Crowdstrike Holdings, Inc., Class A	2	03/18/22	USD	250.00	USD	36	(199)
Devon Energy Corp.	4	03/18/22	USD	60.00	USD	20	(504)
DexCom, Inc.	1	03/18/22	USD	490.00	USD	43	(1,055)
EQT Corp.	21	03/18/22	USD	23.00	USD	45	(2,152)
Facebook, Inc., Class A	2	03/18/22	USD	370.00	USD	63	(300)
McDonald’s Corp.	1	03/18/22	USD	290.00	USD	26	(27)

S C H E D U L E O F I N V E S T M E N T S	6

Schedule of Investments (unaudited) (continued) January 31, 2022	BlackRock GA Dynamic Equity Fund

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value

Call (continued)
Micron Technology, Inc.	2	03/18/22	USD	105.00	USD	16	$(63)
Microsoft Corp.	2	03/18/22	USD	350.00	USD	62	(271)
NextEra Energy, Inc.	8	03/18/22	USD	100.00	USD	62	(40)
NVIDIA Corp.	2	03/18/22	USD	290.00	USD	49	(910)
Pioneer Natural Resources Co.	2	03/18/22	USD	235.00	USD	44	(1,060)
Pioneer Natural Resources Co.	3	03/18/22	USD	240.00	USD	66	(1,125)
salesforce.com, Inc.	3	03/18/22	USD	260.00	USD	70	(990)
ServiceNow, Inc.	1	03/18/22	USD	620.00	USD	59	(2,220)
UnitedHealth Group, Inc.	1	03/18/22	USD	530.00	USD	47	(126)
Valero Energy Corp.	7	03/18/22	USD	90.00	USD	58	(997)
Apple, Inc.	2	04/14/22	USD	185.00	USD	35	(855)
Autodesk, Inc.	1	04/14/22	USD	280.00	USD	25	(690)
BP PLC	27	04/14/22	USD	35.00	USD	83	(1,404)
Coinbase Global, Inc., Class A	2	04/14/22	USD	225.00	USD	38	(2,350)
Comcast Corp., Class A	14	04/14/22	USD	60.00	USD	70	(203)
ConocoPhillips	8	04/14/22	USD	100.00	USD	71	(1,372)
Facebook, Inc., Class A	1	04/14/22	USD	360.00	USD	31	(433)
Home Depot, Inc.	1	04/14/22	USD	400.00	USD	37	(512)
JPMorgan Chase & Co.	2	04/14/22	USD	170.00	USD	30	(163)
Mastercard, Inc., Class A	1	04/14/22	USD	415.00	USD	39	(912)
Microsoft Corp.	1	04/14/22	USD	340.00	USD	31	(463)
NVIDIA Corp.	2	04/14/22	USD	270.00	USD	49	(2,460)
Pfizer, Inc.	7	04/14/22	USD	60.00	USD	37	(675)
salesforce.com, Inc.	4	04/14/22	USD	260.00	USD	93	(2,020)
Starbucks Corp.	4	04/14/22	USD	110.00	USD	39	(462)
Twilio, Inc., Class A	1	04/14/22	USD	390.00	USD	21	(37)
Visa, Inc., Class A	2	04/14/22	USD	235.00	USD	45	(1,325)
Walt Disney Co.	3	04/14/22	USD	155.00	USD	43	(1,012)
Wells Fargo & Co.	7	04/14/22	USD	60.00	USD	38	(616)
ServiceNow, Inc.	2	05/20/22	USD	620.00	USD	117	(8,370)
General Motors Co.	9	06/17/22	USD	80.00	USD	47	(293)

							(40,613)

Put
Delphi Automotive PLC	1	02/18/22	USD	155.00	USD	14	(1,845)
Live Nation Entertainment, Inc.	2	02/18/22	USD	85.00	USD	22	(80)
Micron Technology, Inc.	2	02/18/22	USD	72.50	USD	16	(135)
salesforce.com, Inc.	2	02/18/22	USD	230.00	USD	47	(1,235)
Twilio, Inc., Class A	1	02/18/22	USD	200.00	USD	21	(1,245)
Alibaba Group Holding Ltd.	1	03/18/22	USD	115.00	USD	13	(527)
Apple, Inc.	4	03/18/22	USD	140.00	USD	70	(252)
DexCom, Inc.	1	03/18/22	USD	350.00	USD	43	(695)
Facebook, Inc., Class A	2	03/18/22	USD	270.00	USD	63	(845)
McDonald’s Corp.	1	03/18/22	USD	210.00	USD	26	(70)
Microsoft Corp.	2	03/18/22	USD	260.00	USD	62	(397)
NVIDIA Corp.	2	03/18/22	USD	210.00	USD	49	(1,245)
Pioneer Natural Resources Co.	1	03/18/22	USD	170.00	USD	22	(268)
salesforce.com, Inc.	3	03/18/22	USD	185.00	USD	70	(562)
ServiceNow, Inc.	1	03/18/22	USD	430.00	USD	59	(365)
UnitedHealth Group, Inc.	1	03/18/22	USD	430.00	USD	47	(530)
Apple, Inc.	2	04/14/22	USD	135.00	USD	35	(173)
Autodesk, Inc.	1	04/14/22	USD	195.00	USD	25	(398)
BP PLC	14	04/14/22	USD	24.00	USD	43	(343)
BP PLC	5	04/14/22	USD	25.00	USD	15	(165)
Coinbase Global, Inc., Class A	2	04/14/22	USD	140.00	USD	38	(1,270)
Comcast Corp., Class A	14	04/14/22	USD	42.50	USD	70	(777)
Facebook, Inc., Class A	1	04/14/22	USD	250.00	USD	31	(353)
Home Depot, Inc.	1	04/14/22	USD	300.00	USD	37	(292)
JPMorgan Chase & Co.	2	04/14/22	USD	125.00	USD	30	(321)
Mastercard, Inc., Class A	1	04/14/22	USD	300.00	USD	39	(241)
Microsoft Corp.	1	04/14/22	USD	250.00	USD	31	(240)
NVIDIA Corp.	2	04/14/22	USD	180.00	USD	49	(715)

7

Schedule of Investments (unaudited) (continued) January 31, 2022	BlackRock GA Dynamic Equity Fund

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value

Put (continued)
Pfizer, Inc.	7	04/14/22	USD	45.00	USD	37	$(483)
salesforce.com, Inc.	2	04/14/22	USD	220.00	USD	47	(2,005)
salesforce.com, Inc.	4	04/14/22	USD	175.00	USD	93	(836)
Starbucks Corp.	4	04/14/22	USD	80.00	USD	39	(384)
Twilio, Inc., Class A	1	04/14/22	USD	260.00	USD	21	(6,130)
Visa, Inc., Class A	2	04/14/22	USD	175.00	USD	45	(249)
Walt Disney Co.	3	04/14/22	USD	115.00	USD	43	(390)
Wells Fargo & Co.	7	04/14/22	USD	45.00	USD	38	(508)
ServiceNow, Inc.	2	05/20/22	USD	400.00	USD	117	(1,570)

							(28,139)

							$(68,752)

OTC Options Written

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value

Call
LVMH Moet Hennessy Louis Vuitton	Barclays Bank PLC	31	03/18/22	EUR	800.00	EUR	22	$(141)
Devon Energy Corp.	Credit Suisse International	629	04/14/22	USD	55.00	USD	32	(1,966)
Pioneer Natural Resources Co.	Morgan Stanley & Co. International PLC	439	04/14/22	USD	240.00	USD	96	(3,021)
Shell PLC, ADR	Citibank N.A.	1,632	04/14/22	USD	55.00	USD	83	(800)
Shell PLC, ADR	Citibank N.A.	873	04/14/22	USD	60.00	USD	45	(567)
Shell PLC, ADR	Nomura International PLC	2,016	04/14/22	USD	57.50	USD	103	(806)
Essilorluxottica SA.	Goldman Sachs International	147	06/17/22	EUR	220.00	EUR	25	(54)
Essilorluxottica SA.	JPMorgan Chase Bank N.A.	114	09/16/22	EUR	225.00	EUR	19	(99)

								(7,454)

Put
LVMH Moet Hennessy Louis Vuitton	Barclays Bank PLC	20	03/18/22	EUR	650.00	EUR	14	(226)
Devon Energy Corp.	Credit Suisse International	315	04/14/22	USD	41.00	USD	16	(586)
Pioneer Natural Resources Co.	Morgan Stanley & Co. International PLC	439	04/14/22	USD	155.00	USD	96	(546)
Shell PLC, ADR	Citibank N.A.	2,191	04/14/22	USD	40.00	USD	112	(2,081)
Amazon.com, Inc.	Citibank N.A.	2	06/17/22	USD	2,800.00	USD	6	(297)
Essilorluxottica SA.	Goldman Sachs International	147	06/17/22	EUR	160.00	EUR	25	(1,524)
Essilorluxottica SA.	JPMorgan Chase Bank N.A.	114	09/16/22	EUR	160.00	EUR	19	(1,556)

								(6,816)

								$(14,270)

OTC Total Return Swaps

Upfront
Paid by the Fund		Received by the Fund							Premium	Unrealized
					Effective	Termination	Notional		Paid	Appreciation
Reference	Frequency	Rate	Frequency	Counterparty	Date	Date	Amount (000)	Value	(Received)	Depreciation

Universal Health Service Inc.	Quarterly	1-Day SOFR minus 0.08%, 0.05%	Quarterly	BNP Paribas SA	N/A	06/10/22	3	$(60)	$—	$(60)

S C H E D U L E O F I N V E S T M E N T S	8

Schedule of Investments (unaudited) (continued) January 31, 2022	BlackRock GA Dynamic Equity Fund

OTC Total Return Swaps

Reference Entity	Payment Frequency	Counterparty(a)	Termination Date	Net Notional	Accrued Unrealized Appreciation (Depreciation)		Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage
Equity Securities Short	Monthly	JPMorgan Chase Bank N.A.(b)	02/08/23	$(52,100)	$3,478	(c)	$(48,448)	0.1%

(a)

The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.

(c)	Amount includes $(174) of net dividends and financing fees.

The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:

(b)
Range:	15 basis points
Benchmarks:	USD - 1D Overnight Bank Funding Rate (OBFR01)

The following table represents the individual short positions and related values of the equity securities underlying the total return swap with JPMorgan Chase Bank N.A. as of period end, termination date February 8, 2023:

Security	Shares	Value	% of Basket Value

Reference Entity — Short

Common Stocks

United States
JM Smucker Co.	(25)	$(3,515)	7.3%
Walgreens Boots Alliance, Inc.	(903)	(44,933)	92.7

Net Value of Reference Entity — JPMorgan Chase Bank N.A.		$(48,448)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

9

Schedule of Investments (unaudited) (continued) January 31, 2022	BlackRock GA Dynamic Equity Fund

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks
Australia	$61,236	$159,948	$—	$221,184
Brazil	35,916	—	—	35,916
Canada	737,453	—	—	737,453
Cayman Islands	100,178	—	—	100,178
China	207,694	1,094,831	—	1,302,525
Denmark	—	27,836	—	27,836
Finland	—	100,031	—	100,031
France	—	1,584,467	—	1,584,467
Germany	—	1,901,970	—	1,901,970
Hong Kong	8,547	302,754	—	311,301
Indonesia	—	21,169	—	21,169
Ireland	157,886	—	—	157,886
Israel	363,811	—	—	363,811
Italy	—	478,394	—	478,394
Japan	—	728,896	—	728,896
Netherlands	237,078	1,151,955	—	1,389,033
Norway	—	33,901	—	33,901
Portugal	—	16,053	—	16,053
Singapore	—	48,616	—	48,616
South Korea	213,148	303,617	—	516,765
Spain	—	223,372	—	223,372
Sweden	—	592,100	—	592,100
Switzerland	12,367	30,789	—	43,156
Taiwan	—	561,880	—	561,880
Thailand	12,909	—	—	12,909
United Arab Emirates	—	—	—	—
United Kingdom	28,000	1,337,540	—	1,365,540
United States	24,675,398	—	—	24,675,398
Corporate Bonds	—	756	—	756
Investment Companies	61,168	—	—	61,168
Preferred Securities
Preferred Stocks	118,289	—	—	118,289
Warrants	1,309	—	—	1,309
Short-Term Securities
Money Market Funds	3,766,123	—	—	3,766,123
Options Purchased
Equity Contracts	92,235	23,056	—	115,291

	$30,890,745	$10,723,931	$—	$41,614,676

Derivative Financial Instruments(a)
Assets
Equity Contracts.	$—	$26,004	$—	$26,004
Foreign Currency Exchange Contracts	—	8,319	—	8,319
Liabilities
Equity Contracts	(211,376)	(14,330)	—	(225,706)
Foreign Currency Exchange Contracts	—	(15,518)	—	(15,518)

	$(211,376)	$4,475	$—	$(206,901)

(a)

Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

S C H E D U L E O F I N V E S T M E N T S	10

Schedule of Investments (unaudited) (continued) January 31, 2022	BlackRock GA Dynamic Equity Fund

Currency Abbreviation

AUD	Australian Dollar

CAD	Canadian Dollar

CHF	Swiss Franc

EUR	Euro

GBP	British Pound

HKD	Hong Kong Dollar

INR	Indian Rupee

JPY	Japanese Yen

TWD	New Taiwan Dollar

USD	United States Dollar

Portfolio Abbreviation

ADR	American Depositary Receipt

ETF	Exchange-Traded Fund

FTSE	Financial Times Stock Exchange

MSCI	Morgan Stanley Capital International

PCL	Public Company Limited

S&P	Standard & Poor’s

SOFR	Secured Overnight Financing Rate

11